Related Party Transactions (Details)										3 Months Ended				6 Months Ended		12 Months Ended
	May 22, 2023 USD ($) shares	May 05, 2023 USD ($) shares	Nov. 14, 2022 USD ($)	Aug. 04, 2022 USD ($)	May 03, 2022 USD ($) $ / shares	May 12, 2021 USD ($) shares	May 07, 2021 USD ($) shares	May 04, 2021 shares	Jan. 28, 2021 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2023 USD ($) D $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Apr. 21, 2023 shares	May 10, 2021 $ / shares shares	Jan. 29, 2021 USD ($)
Related Party Transactions (Details) [Line Items]
Aggregate purchase price										$ 879,900
Stock issuance cost							$ 1,209,600
Generating gross proceeds amount										331,363	$ 477,873					$ 318,582
Aggregate principal amount	$ 245,412
Borrowed under promissory note														$ 809,238	$ 1,730,972
Other loan																	$ 177,111
Trust account										$ 1,730,972				$ 1,730,972		$ 1,730,972
Price per share (in Dollars per share) | $ / shares														$ 0.10		$ 0.10
Increase principal amount			$ 955,748
Aggregate loan per shares (in Dollars per share) | $ / shares														0.045
Sponsor loaned aggregate	245,412		$ 955,748
Non redeemed per shares (in Dollars per share) | $ / shares														$ 0.045		$ 0.045
Outstanding redemptions (in Shares) | shares										3,539,809				3,539,809
Deposited trust account	$ 27,268													$ 159,291		$ 159,291
Shares outstanding (in Shares) | shares	1,090,718
Non redemption agreements amount		$ 879,900								$ (444,799)	$ (745,006)	$ (1,730,972)				(5,016,618)
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Increase principal amount				$ 1,730,972
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Increase principal amount				$ 3,461,944
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Aggregate amount										$ 3,461,944				$ 3,461,944		$ 3,461,944
Per share unit (in Dollars per share) | $ / shares														$ 0.20		$ 0.20
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Sale of aggregate units (in Shares) | shares										583,743				583,743		583,743
Purchase price per units (in Dollars per share) | $ / shares										$ 10.00				$ 10.00		$ 10.00
Generating gross proceeds amount														$ 5,837,430		$ 5,837,430
Returned of funds sponsor													$ 124,289
Working Capital Notes [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount	$ 250,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Stock issuance cost						$ 99,021
Currently owns fonder shares (in Shares) | shares																		2,128,715
Issued and outstanding, percentage								20.00%
Underwriter shares (in Shares) | shares							160,000
Recorded stock issuance cost							$ 1,209,600
Shares issued (in Shares) | shares										2,371,813				2,371,813		4,500,528
(in Shares) | shares						13,098
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Currently owns fonder shares (in Shares) | shares																		2,128,715
Additional price per unit (in Dollars per share) | $ / shares																			$ 10.00
(in Shares) | shares		847,883
Non-Redeemed Shares (in Shares) | shares		271,323
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount					$ 1,730,972
Unpaid principal amount					$ 1,500,000
Conversion price per shares (in Dollars per share) | $ / shares					$ 10.00
Sponsor [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Issued and outstanding, percentage														20.00%		20.00%
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																				$ 300,000
Borrowed under promissory note																	$ 177,111
Related Party Loans [Member]
Related Party Transactions (Details) [Line Items]
Additional price per unit (in Dollars per share) | $ / shares										$ 10.00				$ 10.00		$ 10.00
Other loan														$ 1,500,000		$ 1,500,000
Founder Shares Member
Related Party Transactions (Details) [Line Items]
Founder shares longer subject to forfeiture (in Shares) | shares						272,570
Shares issued (in Shares) | shares																		2,128,715
Founder Shares Member | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Founder shares longer subject to forfeiture (in Shares) | shares						272,570													272,570
Founder Shares Member | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Aggregate founder shares (in Shares) | shares								1,150,000
Transferred founder shares (in Shares) | shares								70,000
Stock issuance cost						$ 99,021
Currently owns fonder shares (in Shares) | shares								4,600,000
Issued common shares (in Shares) | shares						13,098
Exceeds per share (in Dollars per share) | $ / shares														$ 12.00		$ 12.00
Trading days														20		20
Trading day period														30		30
Shares issued (in Shares) | shares																		2,128,715
Founder Shares Member | Class B Common Stock [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares) | shares								600,000
Founder Shares Member | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Stock issuance cost														$ 529,200		$ 529,200
Founder Shares Member | Sponsor [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares) | shares									5,750,000
Aggregate purchase price									$ 25,000
Aggregate founder shares (in Shares) | shares								1,150,000
Transferred founder shares (in Shares) | shares										70,000				70,000		70,000
Currently owns fonder shares (in Shares) | shares										4,530,000				4,530,000		4,530,000
Shares subject to forfeiture (in Shares) | shares										600,000				600,000		600,000